CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (932)	$ 643	$ (625)	$ 1,334
Other comprehensive income (loss), net of tax
Unrealized income (loss) on cash flow hedges	30	(22)	87	(39)
Changes in retirement plans’ funded status	(15)	(9)	(43)	(23)
Foreign currency translation	(221)	31	(697)	109
Share of other comprehensive income (loss) of entities using the equity method	12	(14)	(2)	(17)
Other comprehensive income (loss), net of tax	(194)	(14)	(655)	30
Comprehensive income (loss)	(1,126)	629	(1,280)	1,364
Less: Comprehensive income attributable to noncontrolling interests	13	4	33	24
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ (1,139)	$ 625	$ (1,313)	$ 1,340